Since Inception [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Putnam Retirement Advantage 2060 Fund | Class A
Prospectus [Line Items]
Annual Return [Percent]	21.73%	25.18%	(18.24%)	20.02%	16.75%